1290 Avenue of the Americas

New York, NY 10104

Shane E. Daly

Lead Director &

Associate General Counsel

212-314-3912(Tel.)

212-314-3959(Fax)

October 4, 2013

VIA EDGAR

Ms. Alison White

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

RE:	AXA Equitable Life Insurance Company and
Separate Account 70 of AXA Equitable Life Insurance Company
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4
File Nos. 333-190033 and 811-22651

Dear Ms. White:

The purpose of this letter is to provide a response to the staff’s comments provided via letter on September 17, 2013 to the above-referenced filing. In addition to the changes in response to the staff’s comments, we have made additional non-material changes to the prospectus.

For your reference, we have included one copy of the prospectus, redlined to show the changes from pre-effective amendment No. 1, which was filed on August 7, 2013. Page numbers below refer to the redlined copy of the prospectus.

We intend to file a subsequent pre-effective amendment to incorporate additional changes and to include the consent of our independent registered public accounting firm. We first set forth each specific staff comment and then provide our response.

1.	General Comments

a.	Please consider describing the exchange offer in the contract and include an appendix comparing the Investment Edge and Investment Edge Select contracts with the Accumulator contracts.

Response

We do not believe that such language needs to be added to the Investment Edge prospectus because it is not material to all persons receiving the prospectus. All eligible persons receiving the exchange offer will receive the exchange offer supplement previously filed with the Commission. Any person expressing an interest in the Investment Edge contract will be given an Investment Edge prospectus. Further, the most specific rule relating to annuity exchange offers, Rule 11a-2 under the ‘40 Act, does not require disclosure in the prospectus for the offering investment company (in contrast to Rule 11a-3, which pertains to mutual funds).

In addition, references to the Investment Edge contract in the exchange offer supplement have been drafted to meet the requirements of Rule 482 and thus do not trigger the need to deliver the Investment Edge prospectus. A contract owner will, however, be provided an Investment Edge prospectus before making a decision to exchange into Investment Edge.

b.	Please consider including an appendix summarizing the differences between the Investment Edge, Investment Edge Select, and Investment Edge ADV contracts.

Response

We believe that the differences between the Investment Edge, Investment Edge Select, and Investment Edge ADV contracts are sufficiently described in the Fee Table and Examples. Therefore, adding such information would be duplicative insofar as such information is already contained in the fee table of the prospectus. Accordingly, no appendix has been added.

c.	Please explain supplementally why you have distinguished the DCA EQ/Money Market investment option from the “variable investment options” throughout the prospectus.

Response

In certain instances, the DCA EQ/Money Market investment option is treated differently than the “variable investment options”. For example, withdrawals are subtracted on a pro rata basis from a contract owner’s account value invested in the variable investment options. This withdrawal treatment does not apply to amounts allocated to the DCA EQ/Money Market investment option. Therefore, to provide sufficient clarity, we distinguish the DCA EQ/Money Market investment option from the “variable investment options” throughout the prospectus.

2.	Variable Investment Options, page 1

a.	Please note that the SEI Insurance Products Trust Portfolios are currently not registered.

Response

The SEI Insurance Product Trust portfolios were originally filed with the Commission on July 3, 2013. Pre-effective Amendment No. 2 was filed with the Commission on September 20, 2013. We are working closely with SEI on the timing of registration of the portfolios so that such registration occurs prior to the prospectus becoming effective.

3.	Investment Edge Series at a Glance – key features, pages 9-10

a.	Please briefly describe the death benefit in this section.

Response

Disclosure has been added in this section which indicates that the death benefit under the contract is equal to the account value as of the date we receive satisfactory proof of the owner’s, or joint owner’s, if applicable, death, any required instructions for the method of payment, and all information and forms necessary to effect payment.

b.	Please disclose here, as you do on Page [43], that unlike traditional forms of annuitization, Income Edge is unique in that it allows for a mode of annuitization that provides continuing access to the contract’s account balance.

Response

This requested disclosure has been added to this section.

c.	Please clarify in the prospectus what you mean when you state that there are other payout options available “through other contracts.”

This section has been revised to clarify that “other contracts” means supplementary contracts as described in the “Your annuity payout options” section of the prospectus.

d.	Please revise the third bullet under “Tax Considerations” so as to make it clear that Income Edge is not a guarantee or promise of receiving the return of your initial investment.

Response

The disclosure has been revised to reflect that Income Edge neither guarantees nor promises a return of principal.

4.	Fee Table, pages 11-12

Footnote (9) states that “Total Operating Expenses are based, in part, on estimated amounts for options added during the fiscal year 2012.” Given that the contract was not offered in fiscal year 2012, please explain what you mean by this statement.

Response

Footnote (9) has been revised to state, “Total Operating Expenses are based, in part, on estimated amounts for the underlying portfolios.”

5.	Examples, pages 12-13

a.	Please clarify what you mean when you state that the examples use “an annual administrative charge based on the charges paid in the prior calendar year, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Investment Edge 0.012%; Investment Edge Select 0.009%; and Investment Edge ADV 0.008%.” In this regard we note that (1) the contract wasn’t offered in the prior calendar year; and (2) the administrative fee appears from the fee table to be the same for the Investment Edge and Investment Edge Select contracts.

Response

The disclosure has been revised to reflect that the examples use an average annual administrative charge based on anticipated sales and contract sizes which results in an estimated administrative charge of 0.05% of contract value.

b.	Please review the expense examples for accuracy. For example in year 1 where a surrender takes place one would expect the Investment Edge to be the most expensive contract variation.

Response

We have updated the expense example figures.

6.	How you can purchase and contribute to your contract, page 14

Please disclose how much “advance notice” you will give if you exercise your rights under the contract to change minimum or maximum contribution requirements or discontinue accepting contributions.

Response

We have not changed the disclosure. The disclosure reflects the terms of the contracts, which do not provide for a minimum or maximum time period in the event the contribution requirements are changed. Generally, the insurance laws and regulations do not mandate how much notice the contractholder must be given in this circumstance. However, our domestic regulator here in New York would generally expect us to treat all contractholders fairly and equitably and provide reasonable advance notice of such change.

7.	Insufficient Account Value, page [28]

Please expand the second sentence of the paragraph to state that account value could become insufficient due to withdrawals, including withdrawals for the payment of fees and charges under the contract, and/or poor market performance.

Response

The disclosure has been revised in accordance with this comment.

8.	Lifetime Required Minimum Distribution Withdrawals, page [32]

Given that you are discussing RMD payments, in the second to last paragraph, please advise whether the phrase “substantially equal withdrawals” should be replaced with “RMD payments.”

Response

The reference to “substantially equal withdrawals” has been changed to “RMD payments””.

9.	Income Edge Payment Program

It is our understanding that you have requested a Private Letter Ruling with respect to this feature. Until such a ruling is granted, please include disclosure to the effect that the tax status of the program is not clear.

Response

Disclosure has been added on page 47 of the prospectus under the Section “Income Edge”.

10.	Your annuity payout options, page [35]

Please include an example of the scenario described in the first full paragraph of the page, i.e. a case where the guaranteed annuity purchase factors are changed and the contract is annuitized.

Response

We have included an example on page 36 of the prospectus.

11.	Charges that AXA Equitable deducts, page [38]

Please include a bullet point for the wire transfer charge, express mail charge, duplicate contract charge, check preparation charge and duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement charge.

Response

The prospectus has been revised in accordance with this comment.

12.	Distribution of the contracts, page [61]

Please state the commissions paid to dealers as a percentage of purchase payments as per Item 6(d) of Form N-4.

Response

Commissions paid to dealers are stated as a percentage of purchase payments. Please see the Sections “AXA Advisors Compensation” and “AXA Distributors Compensation” in “More Information”.

13.	Item 24. Financial Statements and Exhibits

Please provide Powers of Attorney that relate specifically to the filing. See Rule 483(b) of the Securities Act of 1933.

Response

The Powers of Attorney that relate specifically to the filing are included in the pre-effective amendment.

14.	Financial Statements, Exhibits, and Other Information

Any financial statements, exhibits, and other required disclosure not included in this registration statement must be filed in a subsequent pre-effective amendment to the registration statement.

Response

Any financial statements, exhibits, and other required disclosure not included in this registration statement will be filed in a pre-effective amendment to the registration statement.

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Please contact either Chris Palmer, Esq., of Goodwin Procter at (202) 346-4253 or me if you have any questions on our responses to the staff’s comments. We appreciate your assistance with this filing.

Yours truly,

/s/ Shane E. Daly

Shane E. Daly

Cc:	Christopher E. Palmer, Esq.